UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2023

Applied Finance Dividend Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

ITEM 1. (a) REPORT TO STOCKHOLDERS.

SEMI-ANNUAL
REPORT

For the six months ended October 31, 2023 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

Applied finance DIVIDEND fund

Portfolio Composition as of October 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	19.02%
Health Care	15.85%
Information Technology	11.06%
Industrials	10.77%
Consumer Discretionary	9.02%
Utilities	7.51%
Consumer Staples	6.86%
Energy	6.46%
Communication Services	3.07%
Real Estate	2.87%
Materials	2.77%
Exchange Traded Fund	2.94%
Money Market Fund	1.57%
Total Investments	99.77%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Schedule of InvestmentsOctober 31, 2023 (unaudited)

		Shares	Value
95.26%	COMMON STOCKS

3.07%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	21,535	$756,525

9.02%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	4,472	650,810
	Hasbro, Inc.	10,454	471,998
	The Home Depot, Inc.	2,312	658,203
	Whirlpool Corp.	4,183	437,374
			2,218,385

6.86%	CONSUMER STAPLES
	Target Corp.	5,181	574,003
	Unilever plc ADR	12,148	575,208
	Walgreens Boots Alliance, Inc.	25,511	537,772
			1,686,983

6.46%	ENERGY
	Chevron Corp.	4,976	725,153
	Marathon Petroleum Corp.	5,705	862,881
			1,588,034

19.02%	FINANCIALS
	Ameriprise Financial, Inc.	2,136	671,922
	Huntington Bancshares, Inc.	53,311	514,451
	JPMorgan Chase & Co.	4,667	648,993
	The PNC Financial Services Group, Inc.	4,842	554,264
	Prudential Financial, Inc.	7,685	702,716
	State Street Corp.	9,297	600,865
	The Travelers Companies, Inc.	4,101	686,671
	Truist Financial Corp.	10,500	297,780
			4,677,662

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
15.85%	HEALTH CARE
	Abbott Laboratories	6,800	$642,940
	Eli Lilly and Co.	1,432	793,228
	Johnson & Johnson	4,209	624,363
	Merck & Co., Inc.	6,719	690,041
	Novartis AG ADR	6,880	643,830
	Pfizer, Inc.	16,484	503,751
			3,898,153

10.77%	INDUSTRIALS
	Eaton Corp. plc	3,276	681,113
	Norfolk Southern Corp.	3,089	589,350
	PACCAR, Inc.	8,442	696,718
	RTX Corp.	8,394	683,188
			2,650,369

11.06%	INFORMATION TECHNOLOGY
	Accenture plc - Class A	2,025	601,607
	Cisco Systems, Inc.	13,192	687,699
	Intel Corp.	19,509	712,079
	Microsoft Corp.	2,128	719,498
			2,720,883

2.77%	MATERIALS
	LyondellBasell Industries NV - Class A	7,543	680,680

2.87%	REAL ESTATE
	Omega Healthcare Investors, Inc.	21,355	706,851

7.51%	UTILITIES
	Public Service Enterprise Group, Inc.	11,615	716,065
	Sempra Energy	9,392	657,722
	UGI Corp.	22,800	474,240
			1,848,027

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
95.26%	TOTAL COMMON STOCKS		$23,432,552
	(Cost: $ 26,379,212)

2.94%	EXCHANGE TRADED FUND

2.94%	LARGE CAP
	Applied Finance Valuation Large Cap ETF	27,476	721,992

2.94%	TOTAL EXCHANGE TRADED FUND		721,992
	(Cost: $638,310)

1.57%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.22%(A)	387,318	387,318
	(Cost: $387,318)

99.77%	TOTAL INVESTMENTS		24,541,862
	(Cost: $27,404,840)
0.23%	Other assets, net of liabilities		56,027
100.00%	NET ASSETS		$24,597,889

(A)Effective 7 day yield as of October 31, 2023

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

SEMI-ANNUAL REPORT

Applied finance explorer fund

Portfolio Compositionas of October 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	20.29%
Industrials	14.06%
Health Care	11.66%
Energy	10.76%
Consumer Discretionary	10.55%
Information Technology	6.77%
Real Estate	6.51%
Materials	4.84%
Utilities	3.30%
Communication Services	2.95%
Consumer Staples	2.82%
Exchange Traded Funds	0.06%
Money Market Fund	5.32%
Total Investments	99.89%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of InvestmentsOctober 31, 2023 (unaudited)

		Shares	Value
94.51%	COMMON STOCKS

2.95%	COMMUNICATION SERVICES
	Cars.com, Inc.(A)	185,940	$2,831,866
	John Wiley & Sons, Inc.	81,101	2,454,927
	Scholastic Corp.	50,000	1,845,000
	Sinclair, Inc.	198,299	2,155,510
	Ziff Davis, Inc.(A)	55,087	3,330,560
			12,617,863

10.55%	CONSUMER DISCRETIONARY
	Asbury Automotive Group, Inc.(A)	17,113	3,274,915
	Bloomin’ Brands, Inc.	93,432	2,180,703
	Caleres, Inc.	133,738	3,421,018
	Everi Holdings, Inc.(A)	166,400	1,795,456
	Frontdoor, Inc.(A)	87,714	2,537,566
	Green Brick Partners, Inc.(A)	50,549	1,956,246
	Group 1 Automotive, Inc.	16,216	4,091,783
	MI Homes, Inc.(A)	33,059	2,713,152
	Malibu Boats, Inc. Class A(A)	47,022	2,051,100
	Meritage Homes Corp.	27,846	3,175,001
	Patrick Industries, Inc.	48,025	3,609,079
	Sonic Automotive, Inc. Class A	48,213	2,306,992
	Stride, Inc.(A)	55,000	3,023,900
	Taylor Morrison Home Corp.(A)	92,316	3,537,549
	Upbound Group, Inc.	120,210	3,132,673
	Winnebago Industries, Inc.	41,271	2,391,654
			45,198,787

2.82%	CONSUMER STAPLES
	The Anderson, Inc.	51,718	2,592,623
	Bellrings Brand, Inc.(A)	73,628	3,219,752
	Performance Food Group Co.(A)	54,036	3,121,119
	Sprouts Farmers Market, Inc.(A)	74,492	3,130,154
			12,063,648

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
10.76%	ENERGY
	Antero Resources Corp.(A)	100,113	$2,947,327
	Chord Energy Corp.	15,000	2,479,800
	Civitas Resources, Inc.	38,046	2,869,810
	Comstock Resources	194,459	2,450,183
	Consol Energy, Inc.	47,580	4,372,126
	CVR Energy, Inc.	84,761	2,775,923
	Dorian LPG Ltd.	133,212	4,258,788
	Earthstone Energy, Inc. - Class A	137,685	2,914,791
	International Seaways, Inc.	90,042	4,330,120
	Liberty Oilfield Services, Inc.	193,386	3,809,704
	Murphy Oil Corp.	61,857	2,775,523
	PBF Energy, Inc. - Class A	75,637	3,595,027
	SM Energy Co.	74,665	3,010,493
	Weatherford International plc(A)	37,554	3,495,902
			46,085,517

20.29%	FINANCIALS
	A-Mark Precious Metals, Inc.	101,656	2,752,844
	Arbor Realty Trust, Inc.	261,424	3,296,557
	Axos Financial, Inc.(A)	59,285	2,136,038
	The Bancorp, Inc.(A)	97,426	3,473,237
	Cadence Bank	120,635	2,555,049
	Cathay Gen Bancorp	73,949	2,507,610
	CNO Financial Group, Inc.	119,120	2,761,202
	Columbia Banking System, Inc.	114,564	2,253,474
	Customers Bancorp, Inc.(A)	85,288	3,429,430
	Donnelly Financial Solutions(A)	91,132	4,960,315
	Enact Holdings, Inc.	104,610	2,883,052
	Enova International, Inc.(A)	87,964	3,508,004
	Federated Investors, Inc.	75,000	2,377,500
	First Busey Corp.	156,595	3,109,977
	Hancock Whitney Corp.	77,715	2,675,727
	Jackson Financial, Inc. - Class A	76,890	2,822,632
	MFA Financial, Inc.	331,363	2,945,817

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
	Navient Corp.	210,335	$3,346,430
	NMI Holdings, Inc. - Class A(A)	123,214	3,369,903
	Pathward Financial, Inc.	75,286	3,409,703
	Preferred Bank Los Angeles	52,899	3,151,193
	PROG Holdings, Inc.(A)	105,810	2,898,136
	Radian Group, Inc.	142,783	3,618,121
	Rithm Capital Corp.	358,781	3,347,427
	SLM Corp.	211,373	2,747,849
	Stonex Group, Inc.(A)	40,578	3,867,895
	Victory Capital Holdings - Class A	121,679	3,584,663
	Virtus Investment Partners, Inc.	16,781	3,091,564
			86,881,349

11.66%	HEALTH CARE
	AMN Healthcare Services, Inc.(A)	27,888	2,115,584
	Amphastar Pharmaceuticals, Inc.(A)	49,000	2,218,230
	Collegium Pharmaceutical, Inc.(A)	131,350	2,858,176
	Corcept Therapeautics, Inc.(A)	125,889	3,534,963
	The Ensign Group, Inc.	40,055	3,869,313
	HealthEquity, Inc.(A)	42,215	3,025,971
	Innoviva, Inc.(A)	227,403	2,822,071
	Ironwood Pharmaceuticals, Inc.(A)	273,729	2,455,349
	Lantheus Holdings, Inc.(A)	35,759	2,310,031
	Medpace Holdings, Inc.(A)	17,367	4,214,450
	Merit Medical Systems, Inc.(A)	36,966	2,541,043
	Patterson Companies, Inc.	92,608	2,820,840
	Premier, Inc. Class A	88,403	1,699,106
	Prestige Consumer Healthcare, Inc.(A)	48,197	2,860,974
	Tenet Healthcare Corp.(A)	55,413	2,975,678
	United Therapeutics Corp.(A)	14,235	3,172,412
	Varex Imaging Corp.(A)	112,678	2,033,838
	Veradigm, Inc.(A)	183,492	2,420,259
			49,948,288

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
14.06%	INDUSTRIALS
	American Woodmark Corp.(A)	40,335	$2,711,722
	Atkore International Group, Inc.(A)	13,978	1,737,186
	Avis Budget Group, Inc.(A)	13,289	2,163,449
	Beacon Roofing Supply, Inc.(A)	46,290	3,294,459
	Builders FirstSource, Inc.(A)	36,304	3,939,710
	CSG Systems International, Inc.	49,010	2,296,609
	Encore Wire Corp.	19,491	3,485,576
	First Advantage Corp.	187,273	2,436,422
	Genco Shipping	158,929	2,093,095
	GMS, Inc.(A)	53,928	3,153,709
	Herc Holdings, Inc.	22,548	2,407,901
	Hillenbrand, Inc.	61,138	2,325,078
	Hillman Solutions Corp.(A)	265,000	1,738,400
	Marten Transport, Ltd.	126,394	2,222,007
	PGT Innovations, Inc.(A)	119,355	3,573,489
	Schneider National	89,528	2,267,744
	Sterling Construction Co., Inc.(A)	50,925	3,709,886
	Terex Corp.	46,932	2,149,486
	UFPI Industries, Inc.	29,096	2,769,066
	Veritiv Corp.	24,869	4,213,057
	Verra Mobility Corp.(A)	152,651	3,017,910
	Wesco International, Inc.	19,382	2,484,772
			60,190,733

6.77%	INFORMATION TECHNOLOGY
	Adeia, Inc.	238,155	2,007,647
	Amkor Technology, Inc.	100,000	2,086,000
	Belden, Inc.	20,000	1,418,000
	Consensus Cloud Solutions(A)	50,594	1,092,324
	ePlus, Inc.(A)	51,759	3,234,938
	Insight Enterprises, Inc.(A)	28,829	4,131,196
	Interdigital, Inc.	26,968	2,029,342
	MaxLinear, Inc.(A)	88,605	1,346,796
	Netgear, Inc.(A)	115,217	1,456,343
	OSI Systems, Inc.(A)	28,401	2,961,372

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
	Progress Software Corp.	58,011	2,980,605
	ScanSource, Inc.(A)	72,823	2,213,819
	Ultra Clean Holdings, Inc.(A)	84,649	2,019,725
			28,978,107

4.84%	MATERIALS
	Alpha Metallurgical Resource	14,357	3,157,966
	Clearwater Paper Corp.(A)	64,523	2,181,523
	Commercial Metals Co.	70,793	2,993,836
	Element Solutions, Inc.	135,755	2,474,814
	Ryerson Holding Corp.	89,719	2,606,337
	Timkensteel Corp.(A)	130,178	2,646,519
	Warrior Met Coal, Inc.	95,852	4,670,868
			20,731,863

6.51%	REAL ESTATE
	Armada Hoffler Properties, Inc.	125,000	1,245,000
	Diamondrock Hospitality Co.	420,582	3,251,099
	Douglas Emmett, Inc.	180,000	2,017,800
	Kite Realty Group Trust	156,355	3,333,489
	The Macerich C	300,791	2,923,689
	Newmark Group Inc - Class A	353,680	2,005,366
	Piedmont Office Realty	279,700	1,457,237
	Sabra Health Care Reit, Inc.	237,134	3,234,508
	Service Properties Trust	408,520	2,961,770
	Sl Green Realty Corp.	60,000	1,757,400
	Tanger Factory Outlet Centers, Inc.	163,401	3,684,693
			27,872,051

3.30%	UTILITIES
	Brookfield Infrastructure LP - Class A	69,973	1,802,504
	Montauk Renewables, Inc.(A)	150,000	1,509,000
	New Jersey Resources Corp.	93,249	3,784,044
	Otter Tail Corp.	55,724	4,287,405
	PNM Resources, Inc.	64,991	2,746,520
			14,129,473

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
94.51%	TOTAL COMMON STOCKS		$404,697,679
	(Cost: $403,565,398)

0.06%	EXCHANGE TRADED FUNDS

0.06%	SMALL CAP
	iShares Russell 2000 ETF	900	148,068
	iShares Russell 2000 Growth ETF	500	103,495

0.06%	TOTAL EXCHANGE TRADED FUNDS		251,563
	(Cost: $212,820)

5.32%	MONEY MARKET FUND
	Federated Treasury Obligations Fund Institutional Class 5.22%(B)	22,826,556	22,826,556
	(Cost: $22,826,556)

99.89%	TOTAL INVESTMENTS		427,775,798
	(Cost: $426,604,774)
0.11%	Other assets, net of liabilities		449,701
100.00%	NET ASSETS		$428,225,499

(A)Non-income producing

(B)Effective 7 day yield as of October 31, 2023

SEMI-ANNUAL REPORT

Applied finance select fund

Portfolio Compositionas of October 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	17.76%
Financials	12.70%
Health Care	12.66%
Consumer Discretionary	9.80%
Communication Services	9.54%
Semi-Conductors	8.78%
Industrials	8.05%
Consumer Staples	6.76%
Energy	4.35%
Materials	2.50%
Utilities	2.30%
Real Estate	2.04%
Money Market Fund	2.71%
Total Investments	99.95%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of InvestmentsOctober 31, 2023 (unaudited)

		Shares	Value
97.24%	COMMON STOCKS

9.54%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A(A)	85,420	$10,598,914
	Meta Platforms, Inc.(A)	40,345	12,154,738
	Verizon Communications, Inc.	325,007	11,417,496
	The Walt Disney Co.(A)	118,877	9,699,174
			43,870,322

9.80%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	101,950	8,890,040
	Darden Restaurants, Inc.	65,611	9,548,369
	DR Horton, Inc.	90,000	9,396,000
	LKQ Corp.	198,908	8,736,039
	Lowe’s Cos., Inc.	44,590	8,497,516
			45,067,964

6.76%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	35,547	8,323,330
	Target Corp.	71,515	7,923,147
	Tyson Foods, Inc. - Class A	171,854	7,965,433
	Walgreens Boots Alliance, Inc.	326,023	6,872,565
			31,084,475

4.35%	ENERGY
	Chevron Corp.	39,245	5,719,174
	ConocoPhillips	59,603	7,080,836
	Valero Energy Corp.	56,908	7,227,316
			20,027,326

12.70%	FINANCIALS
	Ameriprise Financial, Inc.	25,514	8,025,939
	Bank of America Corp.	296,821	7,818,265
	Fiserv, Inc.(A)	72,093	8,200,579
	JPMorgan Chase & Co.	60,919	8,471,396

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
	Mastercard Inc. - Class A	22,447	$8,447,929
	MetLife, Inc.	155,562	9,335,276
	The Travelers Cos., Inc	48,371	8,099,240
			58,398,624

12.66%	HEALTH CARE
	CVS Health Corp.	97,633	6,737,653
	Danaher Corp.	36,103	6,932,498
	McKesson Corp.	20,573	9,368,121
	Merck & Co., Inc.	72,352	7,430,550
	Pfizer, Inc.	193,109	5,901,411
	Regeneron Pharmaceuticals, Inc.(A)	10,100	7,876,889
	Stryker Corp.	28,614	7,732,075
	Thermo Fisher Scientific, Inc.	14,085	6,264,585
			58,243,782

8.05%	INDUSTRIALS
	Cummins, Inc.	32,588	7,048,784
	Quanta Services, Inc.	42,248	7,060,486
	Union Pacific Corp.	36,528	7,583,578
	United Rentals, Inc.	19,300	7,841,011
	Westinghouse Air Brake Techology Corp.	70,500	7,474,410
			37,008,269

17.76%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	27,100	14,418,826
	Apple, Inc.	86,409	14,756,065
	Cisco Systems, Inc.	267,133	13,925,643
	HP, Inc.	421,645	11,101,913
	International Business Machines Corp.	96,776	13,997,681
	Roper Technologies, Inc.	27,603	13,485,998
			81,686,126

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2023 (unaudited)

		Shares	Value
2.50%	MATERIALS
	Celanese Corp. - Class A	49,785	$5,700,880
	CF Industries Holdings, Inc.	72,552	5,788,199
			11,489,079

2.04%	REAL ESTATE
	Host Hotels & Resorts, Inc.	605,966	9,380,354

8.78%	SEMI-CONDUCTORS
	Intel Corp.	416,807	15,213,456
	KLA Corp.	30,608	14,376,578
	Microchip Technology, Inc.	151,000	10,764,790
			40,354,824

2.30%	UTILITIES
	DTE Energy Co.	49,702	4,790,279
	Public Service Enterprise Group, Inc.	93,753	5,779,872
			10,570,151

97.24%	TOTAL COMMON STOCKS		447,181,296
	(Cost: $388,263,594)

2.71%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.22%(B)	12,469,756	$12,469,756
	(Cost: $12,469,756)

99.95%	TOTAL INVESTMENTS		459,651,052
	(Cost: $400,733,350)
0.05%	Other assets, net of liabilities		237,784
100.00%	NET ASSETS		$459,888,836

(A)Non-income producing

(B)Effective 7 day yield as of October 31, 2023

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

October 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Assets and Liabilities

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at value(1)	$24,541,862	$427,775,798	$459,651,052
Receivable for capital stock sold	472	424,876	108,373
Dividends and interest receivable	53,934	485,428	519,687
Tax reclaims receivable	25,218	—	—
Prepaid expenses	28,476	94,320	90,040
TOTAL ASSETS	24,649,962	428,780,422	460,369,152

LIABILITIES
Payable for capital stock redeemed	—	204,739	209,090
Accrued investment advisory fees	2,719	211,462	205,563
Accrued 12b-1 fees	6,280	44,929	9,735
Accrued administrative, accounting and transfer agent fees	3,970	25,324	23,499
Accrued professional fees	30,181	—	—
Other accrued expenses	8,923	68,469	32,429
TOTAL LIABILITIES	52,073	554,923	480,316

NET ASSETS	$24,597,889	$428,225,499	$459,888,836
Net Assets Consist of:
Paid-in-capital	$26,207,406	$425,358,696	$382,445,398
Distributable earnings	(1,609,517)	2,866,803	77,443,438
Net Assets	$24,597,889	$428,225,499	$459,888,836

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$17,062,746	$294,634,363	$423,566,442
Investor Class	7,535,143	133,591,136	36,322,394
Total	$24,597,889	$428,225,499	$459,888,836
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	1,777,921	17,108,889	23,094,799
Investor Class	797,633	7,814,806	1,993,096
Total	2,575,554	24,923,695	25,087,895
Net Asset Value Per Share
Institutional Class	$9.60	$17.22	$18.34
Investor Class	9.45	17.09	18.22

(1)Identified cost of:	$27,404,840	$426,604,774	$400,733,350

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Operations

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends(1)	$437,753	$4,617,563	$4,732,239
Interest	1,619	473,496	473,376
Total investment income	439,372	5,091,059	5,205,615
EXPENSES
Investment advisory fees (Note 2)	120,310	2,419,674	2,160,293
Rule 12b-1 and servicing fees (Note 2)
Investor Class	10,624	165,638	45,337
Recordkeeping and fund administrative services (Note 2)	7,361	80,168	91,450
Accounting fees (Note 2)	3,374	51,587	59,581
Custody fees	2,062	15,421	17,357
Transfer agent fees (Note 2)	16,055	58,730	33,806
Professional fees	16,246	24,065	25,418
Filing and registration fees	27,326	47,203	47,708
Trustees fees	4,298	15,720	14,964
Compliance fees	3,015	5,870	6,595
Shareholder services and reports	6,858	17,899	19,176
Shareholder servicing (Note 2)
Institutional Class	5,918	116,798	172,984
Investor Class	11,141	99,383	36,270
Insurance	1,791	3,423	4,501
Other	5,593	15,471	15,432
Total expenses	241,972	3,137,050	2,750,872
Management fee waivers (Note 2)	(104,353)	(1,209,720)	(905,290)
Net expenses	137,619	1,927,330	1,845,582
Net investment income	301,753	3,163,729	3,360,033
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	490,763	(364,281)	4,926,492
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,633,579)	2,308,889	(9,181,742)
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(1,142,816)	1,944,608	(4,255,250)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(841,063)	$5,108,337	$(895,217)
(1)Net of foreign tax withheld of:	$176	$8,351	$—

Applied finance funds

For the six months ended October 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

October 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Changes in Net Assets

	Applied Finance Dividend Fund		Applied Finance Explorer Fund		Applied Finance Select Fund
	Six months ended October 31, 2023 (unaudited)	Year ended April 30, 2023	Six months ended October 31, 2023 (unaudited)	Year ended April 30, 2023	Six months ended October 31, 2023 (unaudited)	Year ended April 30, 2023
INCREASE (DECREASE) NET ASSETS FROM
OPERATIONS
Net investment income	$301,753	$656,588	$3,163,729	$3,368,853	$3,360,033	$5,281,937
Net realized gain (loss) on investments and foreigncurrency transactions	490,763	(186,608)	(364,281)	(3,928,924)	4,926,492	5,039,347
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(1,633,579)	(739,960)	2,308,889	(14,175,068)	(9,181,742)	(4,878,381)
Increase (decrease) in net assets from operations	(841,063)	(269,980)	5,108,337	(14,735,139)	(895,217)	5,442,903
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	(2,652,329)	—	(3,962,159)	—	(4,052,587)
Investor Class	—	(1,291,820)	—	(2,073,377)	—	(332,094)
Decrease in net assets from distributions	—	(3,944,149)	—	(6,035,536)	—	(4,384,681)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	210,767	1,046,322	72,856,204	146,269,204	68,321,039	158,222,729
Investor Class	180,103	2,180,217	39,553,240	77,818,957	11,177,779	14,245,721
Distributions reinvested
Institutional Class	—	2,532,989	—	2,624,031	—	2,649,085
Investor Class	—	1,267,620	—	1,858,601	—	272,679
Shares redeemed
Institutional Class(A)(C)	(879,694)	(6,555,048)	(33,963,364)	(45,746,080)	(59,171,046)	(59,670,307)
Investor Class(B)(C)	(1,348,524)	(3,102,232)	(31,868,851)	(39,978,310)	(7,424,619)	(10,522,969)
Increase (decrease) in net assets from capital stock transactions	(1,837,348)	(2,630,132)	46,577,229	142,846,403	12,903,153	105,196,938
NET ASSETS
Increase (decrease) during period	(2,678,411)	(6,844,261)	51,685,566	122,075,728	12,007,936	106,255,160
Beginning of period	27,276,300	34,120,561	376,539,933	254,464,205	447,880,900	341,625,740
End of period	$24,597,889	$27,276,300	$428,225,499	$376,539,933	$459,888,836	$447,880,900
(A)Includes redemption fees of:	$—	$142	$—	$13,948	$—	$35,098
(B)Includes redemption fees of:	$—	$1,063	$—	$34,135	$—	$1,532

(C)Redemption fees were eliminated effective January 12, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Institutional Class Shares
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023		2022	2021	2020		2019
Net asset value, beginning of period	$9.93	$11.50		$16.79	$11.99	$14.22		$17.77
Investment activities
Net investment income (loss)(1)	0.12	0.24		0.19	0.10	0.15		0.10
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.45)	(0.26)		0.36	6.11	(1.62)		0.22
Total from investment activities	(0.33)	(0.02)		0.55	6.21	(1.47)		0.32
Distributions
Net investment income	—	(0.25)		(0.08)	(0.13)	(0.02)		(0.09)
Net realized gain	—	(1.30)		(5.76)	(1.28)	(0.74)		(3.78)
Total distributions	—	(1.55)		(5.84)	(1.41)	(0.76)		(3.87)
Paid-in capital from redemption fees(3)	—	—	(2)	— (2)	— (2)	—	(2)	—	(2)
Net asset value, end of period	$9.60	$9.93		$11.50	$16.79	$11.99		$14.22
Total Return(4)	(3.32%)	0.15%		2.05%	53.94%	(11.38%)		5.15%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.67%	1.64	% (6)	1.41%	1.52%	1.44	% (6)	1.30	% (6)
Expenses, net of management fee waivers and reimbursements	0.95%	1.01	% (7)	0.95%	0.95%	0.96	% (7)	0.97	% (7)
Net investment income (loss)	2.33%	2.29%		1.34%	0.70%	1.07%		0.61%
Portfolio turnover rate(4)	2.84%	14.85%		81.95%	14.95%	29.91%		50.69%
Net assets, end of period (000’s)	$17,063	$18,319		$24,173	$39,543	$28,082		$69,710

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58%, 1.43% and 1.28%, for the years ended April 30, 2023, April 30, 2020 and April 30, 2019, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2023, April 30, 2020 and April 30, 2019, respectively.

Applied finance DIVIDEND fund

Financial Highlights

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Investor Class Shares
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023		2022	2021	2020		2019
Net asset value, beginning of period	$9.79	$11.31		$16.61	$11.94	$14.17		$17.74
Investment activities
Net investment income (loss)(1)	0.10	0.21		0.16	0.06	0.12		0.06
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.44)	(0.25)		0.35	6.06	(1.61)		0.21
Total from investment activities	(0.34)	(0.04)		0.51	6.12	(1.49)		0.27
Distributions
Net investment income	—	(0.18)		(0.05)	(0.17)	—		(0.07)
Net realized gain	—	(1.30)		(5.76)	(1.28)	(0.74)		(3.78)
Total distributions	—	(1.48)		(5.81)	(1.45)	(0.74)		(3.85)
Paid-in capital from redemption fees(3)	—	—	(2)	— (2)	— (2)	—	(2)	0.01
Net asset value, end of period	$9.45	$9.79		$11.31	$16.61	$11.94		$14.17
Total Return(4)	(3.47%)	(0.03%)		1.80%	53.41%	(11.54%)		4.89%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.11%	2.03	% (6)	1.80%	1.88%	1.79	% (6)	1.63	% (6)
Expenses, net of management fee waivers and reimbursements	1.20%	1.27	% (7)	1.20%	1.20%	1.21	% (7)	1.21	% (7)
Net investment income (loss)	2.10%	2.01%		1.13%	0.45%	0.85%		0.27%
Portfolio turnover rate(4)	2.84%	14.85%		81.95%	14.95%	29.91%		42.66%
Net assets, end of period (000’s)	$7,535	$8,957		$9,948	$12,742	$9,301		$15,488

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.96%, 1.78% and 1.61%, for the years ended April 30, 2023, April 30, 2022 and April 30, 2019, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2023, April 30, 2020 and April 30, 2019, respectively.

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

Applied finance DIVIDEND fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

	Institutional Class Shares
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021		2020	2019
Net asset value, beginning of period	$16.89	$17.93	$17.31	$9.09		$10.89	$11.94
Investment activities
Net investment income (loss)(1)	0.14	0.20	0.08	0.02		0.09	0.06
Net realized and unrealized gain (loss) on investments	0.19	(0.92)	0.70	8.26		(1.81)	(0.11)
Total from investment activities	0.33	(0.72)	0.78	8.28		(1.72)	(0.05)
Distributions
Net investment income	—	(0.13)	(0.04)	(0.06)		(0.09)	(0.02)
Net realized gain	—	(0.19)	(0.12)	—		—	(0.98)
Total distributions	—	(0.32)	(0.16)	(0.06)		(0.09)	(1.00)
Paid-in capital from redemption fees(3)	—	— (2)	— (2)	—	(2)	0.01	— (2)
Net asset value, end of period	$17.22	$16.89	$17.93	$17.31		$9.09	$10.89
Total Return(4)	1.95%	(3.97%)	4.50%	91.26%		(15.88%)	0.68%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.38%	1.41%	1.45%	1.61	% (6)	1.90%	1.82%
Expenses, net of management fee waivers and reimbursements	0.83%	0.83%	0.83%	0.86	% (7)	0.83%	0.83%
Net investment income (loss)	1.57%	1.14%	0.45%	0.15%		0.82%	0.51%
Portfolio turnover rate(4)	21.01%	29.88%	31.62%	42.02%		228.89%	107.77%
Net assets, end of period (000’s)	$294,634	$251,913	$161,652	$79,647		$13,360	$18,151

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.45% for the year ended April 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83% for the year ended April 30, 2021.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Financial Highlights

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

	Investor Class Shares
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021		2020	2019
Net asset value, beginning of period	$16.79	$17.82	$17.19	$9.02		$10.80	$11.86
Investment activities
Net investment income (loss)(1)	0.12	0.15	0.04	(0.02)		0.07	0.03
Net realized and unrealized gain (loss) on investments	0.18	(0.90)	0.68	8.19		(1.80)	(0.11)
Total from investment activities	0.30	(0.75)	0.72	8.17		(1.73)	(0.08)
Distributions
Net investment income	—	(0.10)	(0.01)	(0.02)		—	—
Net realized gain	—	(0.19)	(0.12)	—		(0.05)	(0.98)
Total distributions	—	(0.29)	(0.13)	(0.02)		(0.05)	(0.98)
Paid-in capital from redemption fees(3)	—	0.01	0.04	0.02		— (2)	— (2)
Net asset value, end of period	$17.09	$16.79	$17.82	$17.19		$9.02	$10.80
Total Return(4)	1.79%	(4.13%)	4.40%	90.87%		(16.10%)	0.38%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.70%	1.73%	1.76%	1.96	% (6)	2.34%	2.23%
Expenses, net of management fee waivers and reimbursements	1.08%	1.08%	1.08%	1.11	% (7)	1.08%	1.08%
Net investment income (loss)	1.32%	0.89%	0.20%	(0.13%)		0.64%	0.24%
Portfolio turnover rate(4)	21.01%	29.88%	31.62%	42.02%		228.89%	107.77%
Net assets, end of period (000’s)	$133,591	$124,627	$92,813	$40,114		$3,491	$2,682

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were elimincated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.93% for the year ended April 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08% for the year ended April 30, 2021.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Selected Per Share Data Throughout Each Period

Applied finance Select fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.39	$18.50	$18.62	$12.11	$12.77	$11.76
Investment activities
Net investment income (loss)(1)	0.14	0.26	0.18	0.15	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.19)	(0.16)	0.17	6.56	(0.70)	1.01
Total from investment activities	(0.05)	0.10	0.35	6.71	(0.54)	1.15
Distributions
Net investment income	—	(0.05)	(0.16)	(0.14)	(0.12)	(0.06)
Net realized gain	—	(0.16)	(0.31)	(0.06)	— (2)	(0.08)
Total distributions	—	(0.21)	(0.47)	(0.20)	(0.12)	(0.14)
Paid-in capital from redemption fees(3)	—	— (2)	— (2)	— (2)	— (2)	— (2)
Net asset value, end of period	$18.34	$18.39	$18.50	$18.62	$12.11	$12.77
Total Return(4)	(0.27%)	0.60%	1.82%	55.70%	(4.34%)	10.02%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.11%	1.15%	1.16%	1.23%	1.27%	1.31%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	1.42%	1.44%	0.95%	0.97%	1.27%	1.14%
Portfolio turnover rate(4)	2.39%	11.26%	8.26%	13.89%	9.66%	42.05%
Net assets, end of period (000’s)	$423,566	$415,019	$312,612	$252,690	$126,669	$73,018

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were elimincated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Selected Per Share Data Throughout Each Period

Applied finance Select fund

Financial Highlights

	Investor Class Shares
	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.30	$18.42	$18.54	$12.07	$12.73	$11.75
Investment activities
Net investment income (loss)(1)	0.11	0.21	0.13	0.11	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.19)	(0.15)	0.16	6.53	(0.70)	1.01
Total from investment activities	(0.08)	0.06	0.29	6.64	(0.57)	1.11
Distributions
Net investment income	—	(0.02)	(0.11)	(0.11)	(0.09)	(0.06)
Net realized gain	—	(0.16)	(0.31)	(0.06)	— (2)	(0.08)
Total distributions	—	(0.18)	(0.42)	(0.17)	(0.09)	(0.14)
Paid-in capital from redemption fees(3)	—	— (2)	0.01	— (2)	— (2)	0.01
Net asset value, end of period	$18.22	$18.30	$18.42	$18.54	$12.07	$12.73
Total Return(4)	(0.44%)	0.37%	1.55%	55.30%	(4.54%)	9.80%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.49%	1.46%	1.48%	1.57%	1.66%	1.72%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.16%	1.20%	0.69%	0.71%	1.03%	0.86%
Portfolio turnover rate(4)	2.39%	11.26%	8.26%	13.89%	9.66%	42.05%
Net assets, end of period (000’s)	$36,322	$32,862	$29,014	$21,060	$8,877	$6,030

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial StatementsOctober 31, 2023 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund (“Dividend Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund was reorganized into Investor shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last reported bid price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation or if there is no reported sale, at the last reported bid price. Securities for which market quotations are

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

not readily available are valued as determined in good faith by the Valuation Designee under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Fund
Common Stocks	$23,432,552	$—	$—	$23,432,552
Exchange Traded Fund	721,992	—	—	721,992
Money Market Fund	387,318	—	—	387,318
	$24,541,862	$—	$—	$24,541,862

Explorer Fund
Common Stocks	$404,697,679	$—	$—	$404,697,679
Exchange Traded Funds	251,563	—	—	251,563
Money Market Fund	22,826,556	—	—	22,826,556
	$427,775,798	$—	$—	$427,775,798

Select Fund
Common Stocks	$447,181,296	$—	$—	$447,181,296
Money Market Fund	12,469,756	—	—	12,469,756
	$459,651,052	$—	$—	$459,651,052

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

The Funds held no Level 3 securities at any time during the six months ended October 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2020-2022) for Dividend Fund, Explorer Fund and Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2023 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Prior to January 12, 2023, the Funds’ share classes included a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase. Redemption fees were eliminated effective January 12, 2023.

Derivatives

The Dividend Fund may utilize derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Dividend Fund. The Dividend Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Dividend Fund held no derivatives during the six months ended October 31, 2023.

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

The Advisor earned and waived fees for the six months ended October 31, 2023 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$120,310	$104,353
Explorer	1.14%	2,419,674	1,209,720
Select	0.90%	2,160,293	905,290

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2024 unless mutually agreed to in writing by the parties.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

The total amounts of recoverable reimbursements for the Funds as of October 31, 2023, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2024	2025	2026	2027	Total
Dividend	$265,422	$225,628	$201,128	$104,353	$796,531
Explorer	333,261	1,191,063	1,940,470	1,209,720	4,674,514
Select	951,652	1,302,098	1,502,981	905,290	4,662,021

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds may finance certain activities or expenses that are primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

For the six months ended October 31, 2023, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$10,624 11,141 5,918
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	165,638 99,383 116,798
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	45,337 36,270 172,984

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended October 31, 2023, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$7,156	$15,921	$3,070
Explorer	76,972	56,773	46,827
Select	87,810	31,564	54,172

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales
Dividend	$748,266	$2,600,381
Explorer	128,352,383	84,301,364
Select	35,767,386	10,924,014
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2023 and for the year ended April 30, 2023 were as follows:

Dividend Fund
	Six months ended October 31, 2023	Year ended April 30, 2023
Distributions paid from:
Ordinary income	$—	$1,334,384
Accumulated net realized gain on investments	—	2,609,765
	$—	$3,944,149

Explorer Fund
	Six months ended October 31, 2023	Year ended April 30, 2023
Distributions paid from:
Ordinary income	$—	$4,100,977
Accumulated net realized gain on investments	—	1,934,559
	$—	$6,035,536

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

Select Fund
	Six months ended October 31, 2023	Year ended April 30, 2023
Distributions paid from:
Ordinary income	$—	$1,250,690
Accumulated net realized gain on investments	—	3,133,991
	$—	$4,384,681

As of October 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$958,349	$4,625,560	$8,642,649
Accumulated net realized gain (loss) on investments	295,112	(2,929,781)	9,883,087
Net unrealized appreciation (depreciation) of investments	(2,862,978)	1,171,024	58,917,702
	$(1,609,517)	$2,866,803	$77,443,438

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$27,404,840	$2,298,978	$(5,161,956)	$(2,862,978)
Explorer	426,604,774	45,142,082	(43,971,058)	1,171,024
Select	400,733,350	91,825,524	(32,907,822)	58,917,702

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Six months ended October 31, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	21,394	18,574
Shares reinvested	—	—
Shares redeemed	(88,505)	(136,238)
Net increase (decrease)	(67,111)	(117,664)

Dividend Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	101,380	198,010
Shares reinvested	260,863	132,320
Shares redeemed	(619,791)	(294,532)
Net increase (decrease)	(257,548)	35,978

Explorer Fund
	Six months ended October 31, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	4,140,904	2,232,614
Shares reinvested	—	—
Shares redeemed	(1,943,407)	(1,840,048)
Net increase (decrease)	2,197,497	392,566

Explorer Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	8,401,462	4,431,531
Shares reinvested	157,600	112,234
Shares redeemed	(2,665,889)	(2,329,053)
Net increase (decrease)	5,893,173	2,214,712

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

Select Fund
	Six months ended October 31, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	3,611,556	591,513
Shares reinvested	—	—
Shares redeemed	(3,084,284)	(394,484)
Net increase (decrease)	527,272	197,029

Select Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	8,847,216	795,777
Shares reinvested	151,550	15,662
Shares redeemed	(3,328,190)	(590,280)
Net increase (decrease)	5,670,576	221,159

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of October 31, 2023, 19.02% and 15.85% of the value of the net assets of the Dividend Fund were invested in securities within the Financials and Health Care sectors, respectively; 20.29% of the value of the net assets of the Explorer Fund were invested in securities within the Financials sector; and 17.76% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2023 (unaudited)

NOTE 7 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Fund	December 15, 2023	December 18, 2023	Net investment income	$720,807
Explorer Fund	December 15, 2023	December 18, 2023	Net investment income	4,563,985
Select Fund	December 15, 2023	December 18, 2023	Net investment income	5,736,240
Select Fund	December 15, 2023	December 18, 2023	Long-term capital gain	1,747,206

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2023 and held for the six months ended October 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Applied finance funds

Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 10/31/23*
Dividend Fund
Institutional Class Actual	$1,000.00	$983.29	0.95%	$4.74
Institutional Class Hypothetical**	$1,000.00	$1,020.36	0.95%	$4.82
Investor Class Actual	$1,000.00	$982.54	1.20%	$5.98
Investor Class Hypothetical**	$1,000.00	$1,019.10	1.20%	$6.09
Explorer Fund
Institutional Class Actual	$1,000.00	$1,009.82	0.83%	$4.19
Institutional Class Hypothetical**	$1,000.00	$1,020.96	0.83%	$4.22
Investor Class Actual	$1,000.00	$1,008.98	1.08%	$5.45
Investor Class Hypothetical**	$1,000.00	$1,019.71	1.08%	$5.48
Select Fund
Institutional Class Actual	$1,000.00	$998.63	0.75%	$3.77
Institutional Class Hypothetical**	$1,000.00	$1,021.37	0.75%	$3.81
Investor Class Actual	$1,000.00	$997.80	1.00%	$5.02
Investor Class Hypothetical**	$1,000.00	$1,020.11	1.00%	$5.08

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

Applied finance funds

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

Applied finance funds

Important Disclosure Statement

The prospectus of the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (the “Funds”) contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Applied Finance Advisors, LLC (the “Advisor”) is the investment advisor for the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Funds’ total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

ITEM 1. (b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 5, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 5, 2024

* Print the name and title of each signing officer under his or her signature.